Contract assets (Details Narrative)	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Estimated efficiency gain	R$ 217,651
Gain on periodic tariff	52,277
Gain on partial claim	24,804
Efficiency gains in the construction of reinforcements and improvement	48,618
R B S E Assets [Member]
IfrsStatementLineItems [Line Items]
Impact of the tariff review	R$ 91,952